Consolidated Statements of Comprehensive Income - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Consolidated net income	¥ 266,742	¥ 255,860	¥ 161,970
Other comprehensive income (loss), net of tax (Note 14):
Foreign currency translation adjustments	(93,146)	47,090	(107,666)
Net unrealized gains and losses on securities	(141)	(9,362)	997
Net gains and losses on derivative instruments	488	2,588	(2,948)
Pension liability adjustments	(30,570)	21,207	(70,355)
Net change during the period	(123,369)	61,523	(179,972)
Comprehensive income (loss)	143,373	317,383	(18,002)
Less: Comprehensive income attributable to noncontrolling interests	6,918	18,807	1,745
Comprehensive income (loss) attributable to Canon Inc.	¥ 136,455	¥ 298,576	¥ (19,747)